Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure
15. Goodwill and Intangible Assets, Net
Goodwill, related to continuing operations, consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021
	Successor		Predecessor
Beginning balance	$—	$—	$8,444
Additions from acquisitions	—	413,977	5,627
Impairment	—	(413,977)	—
Ending balance	$—	$—	$14,071
For the nine months ended December 31, 2021, the Company recognized impairment to goodwill of $414.0 million. This impairment was recognized in impairment of goodwill, intangibles, and other assets in the Consolidated Statements of Operations. The Company did not identify any goodwill impairment for the Predecessor three months ended March 31, 2021 or the year ended December 31, 2020.
Intangible assets, net, related to continuing operations consisted of the following (in thousands):

December 31, 2022	Amortization Period (Years)	Cost	Accumulated Amortization	Impairment	Net
Non-amortizing intangibles
Trade name	N/A	$34,800	$—	$(7,300)	$27,500
Amortizing intangibles
Broker/customer relationships	9	334,700	(65,081)	—	269,619
Total intangibles		$369,500	$(65,081)	$(7,300)	$297,119

December 31, 2021	Amortization Period (Years)	Cost	Accumulated Amortization	Impairment	Net
Non-amortizing intangibles
Trade name	N/A	$46,600	$—	$(11,800)	$34,800
Amortizing intangibles
Broker/customer relationships	9	334,700	(27,327)	—	307,373
Total intangibles		$381,300	$(27,327)	$(11,800)	$342,173

Intangible assets deemed to have an indefinite life are not amortized but are instead reviewed annually for impairment of value or when indicators of a potential impairment are present. The Company performs its annual impairment testing as of October 1 and monitors for interim triggering events on an ongoing basis as events occur or circumstances change. During the first half of 2022, the Company observed that inflationary measures began to rise, reducing the demand for mortgage products and responded by implementing cost-cutting measures. As the length and magnitude of the downturn in mortgage demand continued during the third quarter of 2022, including increasingly compressed margins and longer expected duration of such market pressures, an interim impairment analysis was triggered as of September 30, 2022. In addition, the Company performed its annual impairment testing in the fourth quarter of 2022. The Company estimated the fair value of the indefinite life intangibles for all the reporting units utilizing a relief from royalty approach and the significant assumptions used to measure fair value include discount rate, terminal factors, and royalty rate. These valuations resulted in a Level 3 nonrecurring fair value measurement. Based on the analyses, the Company recognized an indefinite-lived intangible asset impairment of $3.8 million as of September 30, 2022 and an additional impairment of $3.5 million during the fourth quarter of 2022, totaling $7.3 million for the year ended December 31, 2022. The impairment was recognized in impairment of goodwill, intangibles, and other assets in the Consolidated Statements of Operations. The impairment of these intangible assets for each reporting unit is as follows: $3.8 million at the Portfolio Management reporting unit, and $3.5 million at the Retirement Solutions reporting unit. The Company recognized an indefinite-lived intangible asset impairment of $11.8 million in the Successor nine months ended December 31, 2021. There was no indefinite-lived intangible asset impairment in the Predecessor three months ended March 31, 2021 or the year ended December 31, 2020.
Amortization expense for the Successor periods was $37.8 million and $27.3 million for the year ended December 31, 2022 and for the nine months ended December 31, 2021, respectively. There was no amortization expense for the Predecessor periods.
The estimated amortization expense for each of the five succeeding fiscal years and thereafter as of December 31, 2022 is as follows (in thousands):

Year Ending December 31,	Amount
2023	$37,189
2024	37,189
2025	37,189
2026	37,189
2027	37,189
Thereafter	83,674
Total future amortization expense	$269,619